Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivables, Net [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net, consisted of the following:

	As of March 31, 2025	As of September 30, 2024
Accounts receivable	$7,737,897	$10,683,202
Less: allowance for doubtful accounts	(227,625)	(469,632)
Accounts receivable, net	$7,510,272	$10,213,570

Movements of allowance for accounts receivable are as follows:

	As of March 31, 2025	As of September 30, 2024
Beginning balance	$469,632	$538,169
Additions	—	50,831
Less: Reversal	(241,782)	(125,565)
Foreign exchange effect	(225)	6,197
Ending balance	$227,625	$469,632

As of March 31, 2025 and September 30, 2024, the balance of allowance for doubtful accounts was $227,625 and $469,632, respectively.

The balance of accounts receivable as of March 31, 2025 represented 52% of the total revenue in the six months ended March 31, 2025, which was mainly due to the slowing down of our collection activity. As of the date of this report, the subsequent collection of accounts receivable occupied 70% of total balance as of March 31, 2025.